JPMORGAN SMARTRETIREMENT FUNDS

JPMORGAN TRUST I

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMORGAN TRUST IV

JPMorgan SmartRetirement® 2065 Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 13, 2023

to the current Summary Prospectuses and Prospectuses dated November 1, 2022

As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) have been revised and replaced with the following:

SUP-SR-123

Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:

JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2020 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%

Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%

Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2025 Fund

Target Allocations[1]
Fixed Income	50.20%
U.S. Fixed Income	35.36%
Inflation Managed	4.80%
High Yield Fixed Income	8.54%
Emerging Markets Debt	1.50%

Equity	47.80%
U.S. Large Cap Equity	23.44%
U.S. Mid Cap Equity	3.34%
U.S. Small Cap Equity	2.88%
REITs	0.95%
International Equity	13.06%
Emerging Markets Equity	4.13%

Money Market/Cash and Cash Equivalents	2.00%
Money Market/Cash and Cash Equivalents	2.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2030 Fund

Target Allocations[1]
Equity	60.77%
U.S. Large Cap Equity	29.81%
U.S. Mid Cap Equity	4.24%
U.S. Small Cap Equity	3.65%
REITs	1.20%
International Equity	16.40%
Emerging Markets Equity	5.47%

Fixed Income	39.23%
U.S. Fixed Income	30.16%
Inflation Managed	1.20%
High Yield Fixed Income	6.68%
Emerging Markets Debt	1.19%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2035 Fund

Target Allocations[1]
Equity	73.18%
U.S. Large Cap Equity	35.89%
U.S. Mid Cap Equity	5.11%
U.S. Small Cap Equity	4.40%
REITs	1.45%
International Equity	19.75%
Emerging Markets Equity	6.58%

Fixed Income	26.82%
U.S. Fixed Income	21.44%
Inflation Managed	0.00%
High Yield Fixed Income	4.57%
Emerging Markets Debt	0.81%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

A As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2040 Fund

Target Allocations[1]
Equity	83.40%
U.S. Large Cap Equity	40.89%
U.S. Mid Cap Equity	5.84%
U.S. Small Cap Equity	5.00%
REITs	1.67%
International Equity	22.25%
Emerging Markets Equity	7.75%

Fixed Income	16.60%
U.S. Fixed Income	13.28%
Inflation Managed	0.00%
High Yield Fixed Income	2.82%
Emerging Markets Debt	0.50%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2045 Fund

Target Allocations[1]
Equity	91.20%
U.S. Large Cap Equity	44.66%
U.S. Mid Cap Equity	6.40%
U.S. Small Cap Equity	5.47%
REITs	1.84%
International Equity	24.16%
Emerging Markets Equity	8.67%

Fixed Income	8.80%
U.S. Fixed Income	7.04%
Inflation Managed	0.00%
High Yield Fixed Income	1.39%
Emerging Markets Debt	0.37%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund and JPMorgan SmartRetirement 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%

Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%

Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “More About the Funds- Principal Investment Strategies” section of the JPMorgan SmartRetirement Income Fund has been revised and replaced with the following:

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%

Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%

Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “More About the Funds- Principal Investment Strategies” section of the Funds prospectuses (other than the JPMorgan SmartRetirement Income Fund) have been revised and replaced with the following:

Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	65.95%	53.00%	40.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.00%	46.00%	46.00%	46.00%	42.65%	38.25%	32.35%	26.00%	19.60%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	6.60%	6.60%	6.60%	6.60%	6.10%	5.45%	4.60%	3.70%	2.80%	2.80%	2.80%	2.80%	2.80%
U.S. Small Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%	2.40%
REITs	1.90%	1.90%	1.90%	1.90%	1.75%	1.55%	1.30%	1.05%	0.80%	0.80%	0.80%	0.80%	0.80%
International Equity	24.90%	24.90%	24.90%	24.90%	23.05%	21.05%	17.80%	14.30%	11.20%	11.20%	11.20%	11.20%	11.20%
Emerging Markets Equity	8.95%	8.95%	8.95%	8.95%	8.25%	7.00%	5.95%	4.75%	3.20%	3.20%	3.20%	3.20%	3.20%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.05%	47.00%	55.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	2.20%	3.75%	5.80%	8.00%	9.35%	9.35%	9.35%	9.35%	9.35%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.40%	0.65%	1.05%	1.40%	1.65%	1.65%	1.65%	1.65%	1.65%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Money Market Funds/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%	5.00%

Note: Above allocations may not sum up to 100% due to rounding.

1

As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

As a result of the glidepath modifications, the second paragraph after the Target Allocations table in the “More About the Funds- Principal Investment Strategies” section of the Funds prospectuses (other than the JPMorgan SmartRetirement Income Fund) have been revised and replaced with the following:

Each of the Funds may invest in one or more underlying funds in an asset class in an amount equal to the allocation ranges for the applicable asset class. For example, the JPMorgan SmartRetirement 2060 Fund may invest up to 61.00% of its assets in a single underlying fund that is a U.S. Large Cap Equity Fund, or may invest up to 61.00% across multiple underlying funds that are U.S. Large Cap Equity Funds.

MODIFICATION OF BENCHMARK. Effective February 1, 2023, the Funds will change one of the unmanaged market indexes constituting each of their composite benchmarks. The Russell Mid Cap Index will be removed and the S&P 400 Index will be added as part of each Fund’s composite benchmark. References to each Fund’s composite benchmark have been revised accordingly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE